Marketable Securities and Investments	9 Months Ended
Mar. 31, 2012
Marketable Securities and Investments [Abstract]
Marketable Securities and Investments
3.	Marketable Securities and Investments:

As of December 31, 2011, the Company had investments in available-for-sale securities with a cost basis of $332,168.  The investments include certain equity securities of entities involved in the exploration of precious metals.  During the three month period ended March 31, 2012, the Company sold its investment in available-for-sale securities for proceeds of $130,822.

Also during the three month period ended March 31, 2012, the Company sold 250,000 shares of common stock of Mexoro Minerals Ltd for proceeds of $38,743.

For the three month period ended March 31, 2012, the Company recorded a loss on sale of marketable securities of $162,603.